[FIRST INVESTORS LOGO] FIRST INVESTORS






CASH MANAGEMENT FUND






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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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THE DATE OF THIS

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                               P R O S P E C T U S
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                                                             IS JANUARY 30, 2006

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CONTENTS
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OVERVIEW OF THE FUND

What is the Cash Management Fund?............................................  3
    Objective................................................................  3
    Principal Investment Strategies..........................................  3
    Principal Risks..........................................................  3
Who should consider buying the Cash Management Fund?.........................  4
How has the Cash Management Fund performed?..................................  5
What are the fees and expenses of the Cash Management Fund?..................  6

THE FUND IN DETAIL

What are the Cash Management Fund's objective, principal
  investment strategies and principal risks?.................................  8
Who manages the Cash Management Fund?........................................  9

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................. 10
How do I buy shares?......................................................... 10
What are the sales charges?.................................................. 11
Are sales charge discounts available?........................................ 12
How do I sell shares?........................................................ 13
What if my account falls below the minimum account requirement?.............. 14
Can I exchange my shares for the shares of other First Investors Funds?...... 14

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 15
What about taxes?............................................................ 15
Other account privileges and policies........................................ 16

FINANCIAL HIGHLIGHTS ........................................................ 17

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OVERVIEW OF THE FUND
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WHAT IS THE CASH MANAGEMENT FUND?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality money market instruments that the Fund determines present minimal credit risk. These instruments include prime commercial paper, short-term corporate obligations, and short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government). The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar weighted average maturity of the entire portfolio, and diversification requirements.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund:

o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments. This risk extends to U.S. Government agency obligations held by the Fund that are not backed by the full faith and credit of the U.S. Government.

o The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

o    The Fund's yield will decline as interest rates decline.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                       3
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WHO SHOULD CONSIDER BUYING THE CASH MANAGEMENT FUND?

The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds that invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:

o    Are seeking income, and

o Are seeking a conservative investment that provides a high degree of credit quality.

On January 27, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events. As a shareholder, you will receive 60 days notice prior to the implementation of any such change.

                                       4
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HOW HAS THE CASH MANAGEMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.

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                              CASH MANAGEMENT FUND

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

4.89%   4.98%   4.92%   4.55%   5.78%   3.61%   1.12%   0.49%   0.70%   2.45%

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

During the periods shown, the highest quarterly return was 1.49% (for the quarter ended September 30, 2000), and the lowest quarterly return was 0.10% (for the quarter ended December 31, 2003).

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                                       5
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The following table shows the average annual total returns for Class A shares and Class B shares. The returns are based upon the assumptions that dividends and other distributions, if any, have been reinvested and that the maximum sales charge or contingent deferred sales charge ("CDSC") has been paid.

Average Annual Total Returns
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

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                        1 YEAR    5 YEARS   10 YEARS
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Class A Shares           2.45%     1.67%      3.38%
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Class B Shares          -2.31%     0.61%      2.74%
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WHAT ARE THE FEES AND EXPENSES OF THE CASH MANAGEMENT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares   Class B Shares*
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     None                  None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None                  4.00%**
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* CLASS B SHARES OF THE CASH MANAGEMENT FUND ARE NOT AVAILABLE FOR DIRECT
INVESTMENT. THEY MAY BE ACQUIRED ONLY THROUGH AN EXCHANGE FROM THE CLASS B SHARES OF ANOTHER FIRST INVESTORS FUND. WHILE AN EXCHANGE WILL BE PROCESSED AT THE RELATIVE NAVS OF THE SHARES INVOLVED, ANY CDSC ON THE SHARES BEING EXCHANGED WILL CARRY OVER TO THE NEW SHARES.
** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

                                       6
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Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                                                Total Annual
                       Distribution                Fund
           Management  and Service     Other    Operating     Fee       Net
              Fees     (12b-1) Fees   Expenses   Expenses   Waiver    Expenses
               (1)                      (2)         (2)      (1)         (2)
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Class A       0.50%       0.00%        0.54%      1.04%      0.24%     0.80%
Shares
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Class B       0.50%       0.75%        0.54%      1.79%      0.24%     1.55%
Shares
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(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES
("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.80% FOR CLASS A SHARES AND 1.55% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                        ONE YEAR     THREE YEARS   FIVE YEARS   TEN YEARS
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If you redeem your shares:
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Class A shares           $82            $307          $551        $1,249

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Class B shares          $558            $840        $1,147        $1,888*
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If you do not redeem your shares:
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Class A shares           $82            $307          $551        $1,249

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Class B shares          $158            $540          $947        $1,888*
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* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

                                        7
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THE FUND IN DETAIL
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WHAT ARE THE CASH MANAGEMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. The Fund's investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government); banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Cash Management Fund:

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Credit Risk:

The value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.

The U.S. Government agency obligations held by the Fund are also subject to the risk of default. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including some held by the Fund, are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk:

The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

WHO MANAGES THE CASH MANAGEMENT FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.78 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2005, FIMCO received advisory fees of 0.17% of the Fund's average daily net assets, net of any waiver.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Statement of Additional Information.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

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BUYING AND SELLING SHARES
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HOW AND WHEN DOES THE FUND PRICE ITS SHARES?


The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

The Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV, plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price, provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

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WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.

Class A shares are available through direct investment or an exchange from the Class A shares of another First Investors Fund. Class A shares are sold at NAV without any initial or deferred sales charge.

Class B shares are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any contingent deferred sales charge ("CDSC") on the shares being exchanged will carry over to the new shares.

The following table describes the CDSC for Class B shares.

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                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                      OR NAV AT REDEMPTION
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Within the 1st or 2nd year                        4%
year
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Within the 3rd or 4th year                        3
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In the 5th year                                   2
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In the 6th year                                   1
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Within the 7th year and 8th year                  0
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* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF
DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

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The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Class B shares. Class B shares pay Rule 12b-1 fees for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average daily net assets) of up to 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or

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disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

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ACCOUNT POLICIES
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WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare daily, and pay monthly, dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If the Fund maintains a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

OTHER ACCOUNT PRIVILEGES AND POLICIES

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account that you maintain, irrespective of the number of Funds that are held in the account. The Fund currently pays this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on January 27, 2006. The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

-------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                      Investment  and             Investment    Investment      Gain            Distributions
                      Income      Unrealized      Operations    Income
                                  Gain (Loss)
                                  on Investments
------------------------------------------------------------------------------------------------------------
CLASS A

2001      $1.00          $.050      --             $.050        $.050              --            $.050
2002       1.00           .014      --              .014         .014              --             .014
2003       1.00           .006      --              .006         .006              --             .006
2004       1.00           .005      --              .005         .005              --             .005
2005       1.00           .019      --              .019         .019              --             .019
------------------------------------------------------------------------------------------------------------
CLASS B

2001      $1.00          $.040      --             $.040        $.040              --            $.040
2002       1.00           .006      --              .006         .006              --             .006
2003       1.00           .001      --              .001         .001              --             .001
2004       1.00           --        --              --           --                --             --
2005       1.00           .012      --              .012         .012              --             .012

-------------------------------------------------------------------------------------------------------------

*     CALCULATED WITHOUT SALES CHARGES.
+     NET OF EXPENSES WAIVED OR ASSUMED.

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

 NET        TOTAL     NET          RATIO TO AVERAGE       RATIO TO AVERAGE      PORTFOLIO
 ASSET      RETURN*   ASSETS AT    NET ASSETS+            NET ASSETS            TURNOVER
 VALUE AT   (%)       END OF                              BEFORE EXPENSES       RATE(%)
 END OF               PERIOD       Expenses   Net         WAIVED OR ASSUMED
 PERIOD               (IN          (%)        Investment
                      MILLIONS)               Income(%)   Expenses  Net
                                                          (%)       Investment
                                                                    Income
                                                                    (Loss)(%)
-------------------------------------------------------------------------------------------------------------
 CLASS A

 $1.00      4.63      $204           .80        4.52        .99       4.33         --
  1.00      1.38       193           .80        1.38        .90       1.28         --
  1.00       .62       179           .78         .62        .97        .43         --
  1.00       .50       171           .70         .50       1.05        .15         --
  1.00      1.94       162           .70        1.90       1.04       1.56         --
-------------------------------------------------------------------------------------------------------------
 CLASS B

 $1.00      3.85        $4          1.55        3.77       1.74       3.58         --
  1.00       .63         6          1.55         .63       1.65        .53         --
  1.00       .05         6          1.34         .06       1.53       (.13)        --
  1.00        --         5          1.20          --       1.55       (.35)        --
  1.00      1.18         3          1.45        1.15       1.79        .81         --
-------------------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO] FIRST INVESTORS


CASH MANAGEMENT FUND


For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
RARITAN PLAZA 1
EDISON, NJ 08837
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-3967)

[FIRST INVESTORS LOGO] FIRST INVESTORS



INVESTMENT GRADE FUND












--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS JANUARY 30, 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Investment Grade Fund?...........................................  3
    Objective................................................................  3
    Principal Investment Strategies..........................................  3
    Principal Risks..........................................................  3
Who should consider buying the Investment Grade Fund?........................  4
How has the Investment Grade Fund performed?.................................  5
What are the fees and expenses of the Investment Grade Fund?.................  7

THE FUND IN DETAIL

What are the Investment Grade Fund's objective, principal
  investment strategies and principal risks?.................................  8
Who manages the Investment Grade Fund?....................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................. 11
How do I buy shares?......................................................... 12
What are the sales charges?.................................................. 13
Are sales charge discounts available?........................................ 15
How do I sell shares?........................................................ 16
What if my account falls below the minimum account requirement?.............. 17
Can I exchange my shares for the shares of other First Investors Funds?...... 17
What are the Fund's policies on frequent trading in the shares of the Fund?.. 17
What are the risks of frequent trading in the shares of the Fund?............ 18

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 19
What about taxes?............................................................ 19
Other account privileges and policies........................................ 20

FINANCIAL HIGHLIGHTS......................................................... 21

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE INVESTMENT GRADE FUND?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.


Principal Investment Strategies:

The Fund primarily invests in investment grade corporate bonds ("investment grade bonds"). The Fund may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies that are sold in the U.S. The Fund considers a variety of factors in determining whether to buy or sell individual bonds, including the credit quality of the issuer and the outlook for the economy and interest rates.

Principal Risks:

The principal risks of investing in the Fund are the following:

o The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole.

o The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline and decline in price when interest rates rise.

o High yield bonds are generally subject to greater credit risk but have less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation.

o Bonds issued by foreign companies are subject to special risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INVESTMENT GRADE FUND?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking an investment which offers current income and a moderate degree of credit risk,

o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

o    Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On January 27, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events. As a shareholder, you will receive 60 days notice prior to the implementation of any such change.

HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                             INVESTMENT GRADE FUND

                           [Bar Chart Graphic Omitted]

This bar chart contains the following plot points:

2.39%   9.14%   8.63%   -2.89%  8.77%   7.51%   8.04%   8.02%   4.01%   0.85%

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


During the periods shown, the highest quarterly return was 5.44% (for the quarter ended June 30, 2003) and the lowest quarterly return was -3.35% (for the quarter ended June 30, 2004).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes             -4.90%          4.40%            4.75%

Return After Taxes on           -6.62%          2.31%            2.42%
Distributions

Return After Taxes on           -3.19%          2.39%            2.53%
Distributions and Sale
of Fund Shares
--------------------------------------------------------------------------------

CLASS B SHARES

Return Before Taxes             -3.88%          4.54%            4.83%
--------------------------------------------------------------------------------
INDICES*

Lehman Brothers U.S. Credit      1.96%          7.11%            6.46%
Index (reflects no deduction
for fees, expenses or taxes)

Merrill Lynch U.S. Corporate     1.97%          7.26%            6.55%
Master Index (reflects no
deduction for fees, expenses
or taxes)**
--------------------------------------------------------------------------------


* THE INDICES INCLUDE PUBLICLY-ISSUED, FIXED-RATE, NONCONVERTIBLE INVESTMENT GRADE DOLLAR-DENOMINATED, SEC- REGISTERED CORPORATE DEBT. ALL ISSUERS HAVE AT LEAST ONE YEAR TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $250 MILLION.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH U.S. CORPORATE MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS U.S. CREDIT INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS U.S. CREDIT INDEX.

WHAT ARE THE FEES AND EXPENSES OF THE INVESTMENT GRADE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%*              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None**              4.00%***
--------------------------------------------------------------------------------
*DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.


Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------
                    Distribution
        Management  and Service       Other     Total Annual Fund      Fee       Net
          Fees      (12b-1) Fees    Expenses    Operating Expenses    Waiver   Expenses
          (1)                          (2)            (2)              (1)       (2)
---------------------------------------------------------------------------------------

Class A   0.75%         0.25%         0.31%           1.31%            0.21%     1.10%
Shares
---------------------------------------------------------------------------------------
Class B   0.75%         1.00%         0.31%           2.06%            0.21%     1.85%
Shares
---------------------------------------------------------------------------------------

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.10% FOR CLASS A SHARES AND 1.85% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------

                        ONE YEAR   THREE YEARS   FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
  Class A shares          $681       $947         $1,233           $2,046
--------------------------------------------------------------------------------
  Class B shares          $588       $925         $1,289           $2,180*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
  Class A shares          $681       $947         $1,233           $2,046
--------------------------------------------------------------------------------
  Class B shares          $188       $625         $1,089           $2,180*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt instruments, including bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines investment grade debt instruments as those that are rated within the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or that are unrated but determined by the Fund's Adviser to be of quality equivalent to those within the four highest ratings of Moody's or S&P.

While the Fund primarily invests in investment grade bonds, it may also invest in bonds rated below investment grade. The Fund's investments will generally be in bonds of U.S. companies but may include bonds of foreign companies that are sold in the U.S.

The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting bonds, the Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities.

The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals, it falls short of the portfolio manager's expectations, or a more attractive investment is available.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Investment Grade Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds have greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.

WHO MANAGES THE INVESTMENT GRADE FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.78 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2005, FIMCO received advisory fees of 0.55% of the Fund's average daily net assets, net of any waiver.

George V. Ganter serves as Portfolio Manager of Investment Grade Fund. Prior to January 2002, he was Co-Portfolio Manager of the Investment Grade Fund. Mr. Ganter also manages another First Investors Fund. He joined FIMCO in 1985 as a Senior Investment Analyst.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Statement of Additional Information.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, the Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV, plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price, provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


YOUR INVESTMENT      SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE
                           OF OFFERING PRICE*          OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000              5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999               4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999               3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999               2.50                           2.56
--------------------------------------------------------------------------------
$1,000,000 or more               0**                            0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year              4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year              3
--------------------------------------------------------------------------------
In the 5th year                         2
--------------------------------------------------------------------------------
In the 6th year                         1
--------------------------------------------------------------------------------
Within the 7th year and 8th year        0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes". .

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

OTHER ACCOUNT PRIVILEGES AND POLICIES

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account that you maintain, irrespective of the number of Funds that are held in the account. The Fund currently pays this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on January 27, 2006. The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

-------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                      Investment  and             Investment    Investment      Gain            Distributions
                      Income      Unrealized      Operations    Income
                                  Gain (Loss)
                                  on Investments
-------------------------------------------------------------------------------------------------------------
CLASS A

2001      $9.53          $.61       $.41            $1.02          $.63           --              $.63

2002**     9.92           .55        .07             .62            .58           --               .58

2003       9.96           .51        .35             .86            .54           --               .54

2004      10.28           .47       (.11)            .36            .53           --               .53

2005      10.11           .45       (.28)            .17            .52           --               .52
-------------------------------------------------------------------------------------------------------------
CLASS B

2001      $9.54          $.54       $.41            $.95           $.56           --              $.56

2002**     9.93           .48        .06             .54            .51           --               .51

2003       9.96           .43        .36             .79            .47           --               .47

2004      10.28           .38       (.11)            .27            .45           --               .45

2005      10.10           .34       (.24)            .10            .45           --               .45

-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO OCTOBER 1, 2001, THE INVESTMENT GRADE FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
+    NET OF EXPENSES WAIVED OR ASSUMED.


--------------------------------------------------------------------------------------------------

           TOTAL     RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL     NET          RATIO TO AVERAGE       RATIO TO AVERAGE      PORTFOLIO
 ASSET     RETURN*   ASSETS AT    NET ASSETS+            NET ASSETS            TURNOVER
 VALUE AT  (%)       END OF                              BEFORE EXPENSES       RATE(%)
 END OF              PERIOD       Expenses   Net         WAIVED OR ASSUMED
 PERIOD              (IN          (%)        Investment
                     MILLIONS)               Income(%)   Expenses  Net
                                                          (%)      Investment
                                                                   Income(%)
--------------------------------------------------------------------------------------------------
 CLASS A

 $9.92     10.93        $65         1.10       6.22        1.28      6.04         21

  9.96      6.48        102         1.10       5.63        1.33      5.40         13

 10.28      8.94        144         1.10       4.85        1.35      4.60          6

 10.11      3.57        170         1.10       4.49        1.32      4.27          9

  9.76      1.70        203         1.10       4.21        1.31      4.00         11

--------------------------------------------------------------------------------------------------
 CLASS B

 $9.93     10.15        $13         1.84       5.48        2.02      5.30         21

  9.96      5.61         23         1.85       4.88        2.08      4.65         13

 10.28      8.17         31         1.85       4.10        2.10      3.85          6

 10.10      2.74         30         1.85       3.74        2.07      3.52          9

  9.75       .97         28         1.85       3.46        2.06      3.25         11
--------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO] FIRST INVESTORS

INVESTMENT GRADE FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
RARITAN PLAZA 1
EDISON, NJ 08837
TELEPHONE: 1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-3967)

[First Investors Logo] FIRST INVESTORS



FUND FOR INCOME









-------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------


THE DATE OF THIS

-------------------------------------------------------------------------------
                              P R O S P E C T U S
-------------------------------------------------------------------------------
                                                             IS JANUARY 30, 2006

-------------------------------------------------------------------------------
CONTENTS
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OVERVIEW OF THE FUND

What is the Fund For Income?................................................ 3
     Objectives............................................................. 3
     Principal Investment Strategies........................................ 3
     Principal Risks........................................................ 3
Who should consider buying the Fund For Income?............................. 4
How has the Fund For Income performed?...................................... 5
What are the fees and expenses of the Fund For Income?...................... 7

THE FUND IN DETAIL

What are the Fund For Income's objectives, principal
  investment strategies and principal risks?.................................9
Who manages the Fund For Income?............................................11

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 12
How do I buy shares?....................................................... 13
What are the sales charges?................................................ 14
Are sales charge discounts available?.......................................15
How do I sell shares?...................................................... 16
What if my account falls below the minimum account requirement?............ 17
Can I exchange my shares for the shares of other First Investors Funds?.... 18
What are the Fund's policies on frequent trading in the shares of the Fund?.18
What are the risks of frequent trading in the shares of the Fund?...........18

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 19
What about taxes?.......................................................... 19
Other account privileges and policies...................................... 20

FINANCIAL HIGHLIGHTS ...................................................... 21

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND FOR INCOME?

Objectives:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

Principal Risks:

There are several principal risks of investing in the Fund.

o The value of the Fund's shares could decline as a result of a deterioration of the financial condition of one or more issuers of bonds owned by the Fund or as a result of a default by one or more issuers. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings.

o The prices of high yield bonds held by the Fund could also decline due to overall movements in the high yield market. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk or other factors.

o While high yield bonds are generally less interest rate sensitive than higher quality bonds of the same maturity, their values generally will decline when interest rates rise.

o High yield bonds tend to be less liquid than other bonds, which means that they can be more difficult to sell.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets.

o Investments in derivative high yield securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE
FUND FOR INCOME?

The Fund For Income is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o Are seeking an investment that offers a high level of current income and moderate growth potential,

o Are willing to accept a high degree of credit risk and market volatility, and

o   Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On January 27, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events. As a shareholder, you will receive 60 days notice prior to the implementation of any such change.

HOW HAS THE FUND FOR INCOME PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                             FUND FOR INCOME

                           [Bar Chart Graphic Omitted]

This bar chart contains the following plot points:

13.40%  12.62%  3.32%  3.31%  -6.12%  0.03%  -0.48%  25.31%  10.12%  -0.63%
1996    1997    1998   1999   2000    2001   2002    2003    2004    2005


During the periods shown, the highest quarterly return was 7.09% (for the quarter ended June 30, 2003) and the lowest quarterly return was -5.92% (for the quarter ended June 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


Average Annual Total Returns
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                             1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                          -6.39%       5.19%         5.12%

Return After Taxes on Distributions          -8.77%       2.05%         1.66%

Return After Taxes on Distributions and      -4.17%       2.33%         2.10%
Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                          -5.65%       5.35%         5.15%
--------------------------------------------------------------------------------
INDEX
Credit Suisse First Boston High Yield         2.26%       9.90%         6.93%
Index II (reflects no deduction for
fees, expenses, or taxes)*
--------------------------------------------------------------------------------

* THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX II IS DESIGNED TO MEASURE THE PERFORMANCE OF THE HIGH YIELD BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE FUND FOR INCOME?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     Class A Shares    Class B Shares
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     5.75%*              None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None**             4.00%***
-------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
                Management   Distribution and        Other     Total Annual Fund
                  Fees      Service (12b-1) Fees    Expenses  Operating Expenses
                                                     (1)              (1)
--------------------------------------------------------------------------------
Class A Shares    0.73%           0.30%              0.27%           1.30%
--------------------------------------------------------------------------------
Class B Shares    0.73%           1.00%              0.27%           2.00%
--------------------------------------------------------------------------------
(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                         ONE YEAR    THREE YEARS     FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
 Class A shares           $700          $963           $1,247         $2,053
--------------------------------------------------------------------------------
 Class B shares           $603          $927           $1,278         $2,147*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
 Class A shares           $700          $963           $1,247         $2,053
--------------------------------------------------------------------------------
 Class B shares           $203          $627           $1,078         $2,147*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE FUND FOR INCOME'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds. High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Fund's Adviser to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Credit-linked securities are securities that derive their values from designated indexes or baskets of high yield securities.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer's competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager's expectations.

The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Fund For Income:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds have greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets. These same market risks apply to stocks that may be owned by the Fund.

Interest Rate Risk:

The market value of a high yield bond is affected by changes in interest rates. When interest rates rise, the market value of a bond generally declines, and when interest rates decline, the market value of a bond generally increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Credit-linked securities may produce investment losses if the underlying index or basket of high yield securities performs poorly, if they do not perform in line with the index or basket of high yield securities, or if counter-parties are unable to satisfy their obligations. At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

WHO MANAGES THE FUND FOR INCOME?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.78 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2005, FIMCO received advisory fees of 0.73% of the Fund's average daily net assets, net of any waiver.

Greg Miller and Richard T. Bourke, CFA, serve as Co-Portfolio Managers of Fund For Income. Messrs. Miller and Bourke also serve as Co-Portfolio Managers of other First Investors Funds. Mr. Miller joined FIMCO in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined FIMCO in 1997 as an analyst.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Statement of Additional Information.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, the Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV, plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price, provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                  CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A
                           OF OFFERING PRICE*          PERCENTAGE OF NET AMOUNT
                                                              INVESTED*
--------------------------------------------------------------------------------
Less than $100,000               5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999                3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999                2.50                           2.56
--------------------------------------------------------------------------------
$1,000,000 or more                0**                            0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                  CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.


In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members.

CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.

Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.


WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

OTHER ACCOUNT PRIVILEGES AND POLICIES

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account that you maintain, irrespective of the number of Funds that are held in the account. The Fund currently pays this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on January 27, 2006. The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
FUND FOR INCOME
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

          NET ASSET     INCOME FROM                             LESS DISTRIBUTIONS
          VALUE AT      INVESTMENT OPERATIONS                   FROM
          BEGINNING
          OF PERIOD     Net         Net Realized   Total from   Net           Net Realized   Total
                        Investment  and            Investment   Investment    Gains          Distributions
                        Income      Unrealized     Operations   Income
                                    Gain (Loss)
                                    on Investments
------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001       $3.63        $.33        $(.68)         $(.35)       $.35           --            $.35
2002**      2.93         .26         (.29)          (.03)        .26           --             .26
2003        2.64         .24          .41            .65         .24           --             .24
2004        3.05         .23          .13            .36         .23           --             .23
2005        3.18         .23         (.11)           .12         .23           --             .23
------------------------------------------------------------------------------------------------------------------------------
CLASS B
2001       $3.61        $.31        $(.67)         $(.36)       $.33           --            $.33
2002**      2.92         .24         (.30)          (.06)        .23           --             .23
2003        2.63         .23          .41            .64         .22           --             .22
2004        3.05         .21          .12            .33         .20           --             .20
2005        3.18         .21         (.13)           .08         .20           --             .20
------------------------------------------------------------------------------------------------------------------------------
*        CALCULATED WITHOUT SALES CHARGES.
**       PRIOR TO OCTOBER 1, 2001, THE FUND FOR INCOME DID NOT AMORTIZE PREMIUMS ON DEBT
         SECURITIES.  THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN
         RESTATED.  THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL
         NET ASSETS OF THE FUND.
+        NET OF EXPENSES WAIVED OR ASSUMED.

------------------------------------------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

NET         TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
ASSET       RETURN*   ASSETS AT   NET ASSETS+              NET ASSETS             TURNOVER
VALUE AT    (%)       END OF                               BEFORE EXPENSES        RATE (%)
END OF                PERIOD      Expenses   Net           WAIVED OR ASSUMED
PERIOD                (IN         (%)        Investment
                      MILLIONS)              Income (%)    Expenses  Net
                                                           (%)       Investment
                                                                     Income (%)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
$2.93       (10.20)   $418        1.30       9.81            N/A       N/A           18
 2.64        (1.52)    397        1.35       8.90            N/A       N/A           20
 3.05        25.78     509        1.34       8.38            N/A       N/A           31
 3.18        12.06     561        1.29       7.35            N/A       N/A           37
 3.07         3.79     571        1.30       7.33            N/A       N/A           39
------------------------------------------------------------------------------------------------------------------------------
CLASS B
$2.92       (10.62)    $22        2.00       9.11            N/A       N/A           18
 2.63        (2.33)     24        2.05       8.20            N/A       N/A           20
 3.05        25.24      37        2.04       7.68            N/A       N/A           31
 3.18        11.22      40        1.99       6.65            N/A       N/A           37
 3.06         2.68      37        2.00       6.63            N/A       N/A           39

------------------------------------------------------------------------------------------------------------------------------

[First Investors Logo] FIRST INVESTORS


FUND FOR INCOME


For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
RARITAN PLAZA 1
EDISON, NJ 08837
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at:
www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-3967)

[First Investors Logo] FIRST INVESTORS



GOVERNMENT FUND














--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS JANUARY 30, 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Government Fund?.................................................. 3
    Objective................................................................. 3
    Principal Investment Strategies........................................... 3
    Principal Risks........................................................... 3
Who should consider buying the Government Fund?............................... 5
How has the Government Fund performed?........................................ 6
What are the fees and expenses of the Government Fund?........................ 8

THE FUND IN DETAIL

What are the Government Fund's objective, principal
 investment strategies and principal risks?..................................  9
Who manages the Government Fund?............................................. 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................. 11
How do I buy shares?......................................................... 12
What are the sales charges?.................................................. 13
Are sales charge discounts available?........................................ 15
How do I sell shares?........................................................ 16
What if my account falls below the minimum account requirement?.............. 17
Can I exchange my shares for the shares of other First Investors Funds?...... 17
What are the Fund's policies on frequent trading in the shares of the Fund?.. 17
What are the risks of frequent trading in the shares of the Fund?............ 18

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 19
What about taxes?............................................................ 19
Other account privileges and policies........................................ 20

FINANCIAL HIGHLIGHTS ........................................................ 21

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE GOVERNMENT FUND?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

The Fund primarily invests in obligations that are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("government securities"). The majority of the Fund's investments generally consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association ("GNMA"), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Although such government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not supported by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its mortgage-backed holdings and through security selection.

Principal Risks:

The principal risks of investing in the Fund are: interest rate risk, prepayment risk, extension risk, and credit risk.

o When interest rates rise, Ginnie Maes and other government securities tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk.

o When interest rates fall, homeowners tend to refinance their mortgages. When this occurs, mortgages that underlie mortgage-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund's income and share price. This is prepayment risk.

o Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

o The Fund may invest in securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government. These mortgage-backed securities are supported solely by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. These securities therefore carry credit risk.

Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GOVERNMENT FUND?

The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking an investment which offers both current income and a low degree of credit risk,

o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

o    Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On January 27, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events. As a shareholder, you will receive 60 days notice prior to the implementation of any such change.

HOW HAS THE GOVERNMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                                GOVERNMENT FUND

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

3.51%   8.40%   6.06%   0.45%   10.10%  6.60%   7.91%   2.18%   3.22%   2.30%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

During the periods shown, the highest quarterly return was 3.63% (for the quarter ended September 30, 2001) and the lowest quarterly return was -1.05% (for the quarter ended March 31, 1996).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

----------------------------------------------------------

                               1 YEAR   5 YEARS  10 YEARS
----------------------------------------------------------
CLASS A SHARES
Return Before Taxes            -3.61%    3.18%    4.41%

Return After Taxes on          -5.10%    1.36%    2.31%
Distributions

Return After Taxes on          -2.36%    1.52%    2.39%
Distributions and Sale
of Fund Shares
----------------------------------------------------------
CLASS B SHARES
Return Before Taxes            -2.48%    3.29%    4.44%
----------------------------------------------------------
INDEX
Merrill Lynch GNMA Master       3.35%    5.63%    6.33%
Index  (reflects no
deduction for fees, expenses
or taxes)*
----------------------------------------------------------

* THE MERRILL LYNCH GNMA MASTER INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX, INCLUDING GENERIC-COUPON GNMA MORTGAGES, WITH AT LEAST $150 MILLION PRINCIPAL AMOUNTS OUTSTANDING.

WHAT ARE THE FEES AND EXPENSES OF THE GOVERNMENT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%*                  None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None**                  4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*
----------------------------------------------------------------------------------------
                       Distribution            Total Annual Fund
        Management      and Service    Other       Operating         Fee          Net
           Fees        (12b-1) Fees   Expenses      Expenses       Waiver       Expenses
           (1)                          (2)            (2)          (1)            (2)
----------------------------------------------------------------------------------------

Class A   0.66%           0.25%         0.32%         1.23%         0.13%         1.10%
Shares
----------------------------------------------------------------------------------------
Class B   0.66%           1.00%         0.32%         1.98%         0.13%         1.85%
Shares
----------------------------------------------------------------------------------------

* THE FUND'S EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.10% FOR CLASS A SHARES AND 1.85% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR          THREE YEARS      FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
 If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares        $681                 $931           $1,200        $1,967
--------------------------------------------------------------------------------
Class B shares        $588                 $909           $1,256        $2,102*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares        $681                 $931           $1,200        $1,967
--------------------------------------------------------------------------------
Class B shares        $188                 $609           $1,056        $2,102*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE GOVERNMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.


Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund will notify shareholders at least 60 days before making any change to this 80% policy.

The majority of the Fund's investments generally consist of mortgage-backed securities that are guaranteed by the GNMA, commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises such as Fannie Mae and Freddie Mac. Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's investment strategy revolves around managing interest rate risk, prepayment risk and extension risk. Interest rate risk is managed by adjusting the duration of the securities owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of mortgage-backed securities. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rates and economic and market conditions. In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in Ginnie Maes and other government securities, it is subject to interest rate risk. In general, the market prices of these securities rise when interest rates decline and fall when interest rates rise. Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities.

Prepayment Risk:

Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment. This could cause a decrease in the Fund's income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk. In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

Who manages the Government Fund?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.78 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2005, FIMCO received advisory fees of 0.54% of the Fund's average daily net assets, net of any waiver.

Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Government Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Statement of Additional Information.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, the Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV, plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price, provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR             SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A PERCENTABE
INVESTMENT           OF OFFERING PRICE*                OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000          5.75%                                6.10%
--------------------------------------------------------------------------------
$100,000-$249,999            4.50                                4.71
--------------------------------------------------------------------------------
$250,000-$499,999            3.50                                3.63
--------------------------------------------------------------------------------
$500,000-$999,999            2.50                                2.56
--------------------------------------------------------------------------------
$1,000,000 or more            0**                                 0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                              CDSC AS A PERCENTAGE OF PURCHASE
                              CDSC AS A PERCENTAGE PRICE
YEAR OF REDEMPTION                  OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                  4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                  3
--------------------------------------------------------------------------------
In the 5th year                             2
--------------------------------------------------------------------------------
In the 6th year                             1
--------------------------------------------------------------------------------
Within the 7th year and 8th year            0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

OTHER ACCOUNT PRIVILEGES AND POLICIES

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account that you maintain, irrespective of the number of Funds that are held in the account. The Fund currently pays this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on January 27, 2006. The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


-------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                      Investment  and             Investment    Investment      Gain            Distributions
                      Income      Unrealized      Operations    Income
                                  Gain (Loss)
                                  on Investments
-------------------------------------------------------------------------------------------------------------
CLASS A

2001      $10.94          $.64       $.48           $1.12        $.65               --            $.65
2002       11.41           .59        .09             .68         .59               --             .59
2003       11.50           .54       (.19)            .35         .54               --             .54
2004       11.31           .51       (.18)            .33         .51               --             .51
2005       11.13           .50       (.25)            .25         .50               --             .50
-------------------------------------------------------------------------------------------------------------
CLASS B

2001      $10.93          $.55       $.49           $1.04        $.56               --            $.56
2002       11.41           .50        .09             .59         .51               --             .51
2003       11.49           .45       (.19)            .26         .45               --             .45
2004       11.30           .43       (.18)            .25         .43               --             .43
2005       11.12           .41       (.25)            .16         .41               --             .41

-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED.

-------------------------------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

 NET        TOTAL     NET          RATIO TO AVERAGE       RATIO TO AVERAGE      PORTFOLIO
 ASSET      RETURN*   ASSETS AT    NET ASSETS+            NET ASSETS            TURNOVER
 VALUE AT   (%)       END OF                              BEFORE EXPENSES       RATE(%)
 END OF               PERIOD       Expenses   Net         WAIVED OR ASSUMED
 PERIOD               (IN          (%)        Investment
                      MILLIONS)               Income(%)   Expenses  Net
                                                          (%)       Investment
                                                                    Income(%)
-------------------------------------------------------------------------------------------------------------
CLASS A

$11.41      10.49     $137           1.10       5.70        1.53      5.27         59
 11.50       6.16      168           1.10       5.21        1.56      4.75         75
 11.31       3.08      184           1.10       4.69        1.58      4.21         65
 11.13       3.01      179           1.10       4.59        1.56      4.13         60
 10.88       2.25      182           1.10       4.49        1.57      4.02         48
-------------------------------------------------------------------------------------------------------------
CLASS B

$11.41       9.77       $6           1.85       4.95        2.28      4.52         59
 11.49       5.29       16           1.85       4.46        2.31      4.00         75
 11.30       2.33       21           1.85       3.94        2.33      3.46         65
 11.12       2.25       17           1.85       3.84        2.31      3.38         60
 10.87       1.48       15           1.85       3.74        2.32      3.27         48

-------------------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO] FIRST INVESTORS

GOVERNMENT FUND


For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
RARITAN PLAZA 1
EDISON, NJ 08837
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-3967)